Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses consist of the following:

	June 30, 2016	December31, 2015
	(unaudited)
Registration rights penalty	$866,250	$728,750
Accrued consulting fees	975,425	916,925
Accrued host fees	1,117,208	873,544
Accrued professional, board and other fees	1,265,881	1,069,341
Accrued wages	194,369	187,779
Warranty payable	290,131	223,988
Accrued taxes payable	413,722	355,950
Warrants payable	295,106	77,761
Accrued issuable equity	737,895	324,894
Accrued interest expense	154,092	83,842
Dividend payable	365,300	293,200
Other accrued expenses	70,264	10,750
	$6,745,643	$5,146,724

Accrued expenses consist of the following:

	December 31,
	2015	2014
Registration rights penalty	$728,750	$2,569,788
Obligation to U.S. Department of Energy	—	1,833,896
Accrued consulting fees	916,925	936,862
Due to Creditors Committee of the Ecotality Estate	—	1,035,965
Accrued host fees	873,544	680,080
Accrued professional, board and other fees	1,069,341	883,707
Accrued wages	187,779	322,651
Warranty payable	223,988	196,402
Accrued taxes payable	355,949	146,577
Warrants payable	77,761	63,533
Accrued issuable equity	324,894	—
Accrued interest expense	83,843	42,202
Dividend payable	293,200	20,800
Deferred rent	—	6,564
Other accrued expenses	10,750	—
	$5,146,724	$8,739,027